UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)			March 31, 2007

UNITED STATES
GOVERNMENT		Coupon	Maturity	Principal
OBLIGATIONS 59.85%		Rate	Date	Amount	Value

United States Treasury Bills 51.29%
	Yield	5.03%	04/05/07	$30,000,000	$29,983,439
	Yield	5.15%	04/12/07	20,000,000	19,968,650
	Yield	5.01%	07/05/07	10,000,000	9,870,958
					59,823,047

United States Treasury Note 8.56%
		3.625%	04/30/07	10,000,000	9,987,450

Total United States Government Obligations					69,810,497
(cost $69,810,497)

REPURCHASE AGREEMENTS 39.88%

Joint Tri-Party Repurchase Agreements,
04/02/07, collateralized by U.S. Treasury
securities held in joint tri-party
repurchase accounts:

5.10% Morgan Stanley Dean Witter,
repurchase price $20,008,500		5.10%	04/02/07	20,000,000	20,000,000
5.15% Merrill Lynch,
repurchase price $26,526,822		5.15%	04/02/07	26,515,442	26,515,442

Total Repurchase Agreements					46,515,442
(cost $46,515,442)

Total Investments 99.73%					116,325,939
(cost $116,325,939)
Other assets and liabilities, net 0.27%					309,666

NET ASSETS 100%					$116,635,605

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)			March 31, 2007

UNITED STATES
GOVERNMENT AND		Coupon	Maturity	Principal
AGENCY OBLIGATIONS 100.72%		Rate	Date	Amount	Value

Federal Farm Credit Bank 36.15%
Discount Notes:
	Yield	5.17%	04/02/07	$15,225,000	$15,222,822
	Yield	5.14%	04/05/07	30,000,000	29,982,900
	Yield	5.18%	04/12/07	23,325,000	23,288,224
	Yield	5.19%	04/20/07	8,000,000	7,978,213
	Yield	5.23%	04/27/07	10,000,000	9,962,806
	Yield	5.20%	05/25/07	12,459,000	12,363,502
	Yield	5.20%	07/05/07	5,000,000	4,932,972
	Yield	5.20%	07/23/07	5,000,000	4,920,272
Fixed Rates:
		3.63%	04/19/07	2,000,000	1,998,246
		3.25%	06/15/07	7,000,000	6,970,089
		2.75%	06/18/07	4,170,000	4,147,880
		4.63%	07/03/07	3,000,000	2,994,679
		4.20%	07/30/07	3,000,000	2,990,907
		5.30%	08/16/07	3,000,000	3,000,595
		2.63%	09/17/07	3,453,000	3,412,520
		2.63%	09/24/07	2,000,000	1,975,685
		3.45%	09/24/07	2,000,000	1,983,244
		3.65%	12/03/07	2,500,000	2,473,700
		4.00%	12/10/07	1,100,000	1,090,712
Variable Rate:
		5.17%	10/26/07	20,000,000	19,997,169
					161,687,137

Federal Home Loan Bank 53.42%
Discount Notes:
	Yield	5.00%	04/02/07	50,000,000	49,993,056
	Yield	5.17%	04/04/07	40,000,000	39,982,817
	Yield	5.20%	04/05/07	3,000,000	2,998,270
	Yield	5.20%	04/09/07	17,947,000	17,926,366
	Yield	5.20%	04/11/07	20,000,000	19,971,222
	Yield	5.18%	04/18/07	20,000,000	19,951,248
	Yield	5.17%	04/20/07	25,000,000	24,932,049
	Yield	5.10%	04/23/07	18,407,000	18,349,856
	Yield	5.20%	05/11/07	2,388,000	2,374,335
Fixed Rates:
		4.00%	04/05/07	3,500,000	3,499,486
		4.00%	04/18/07	3,000,000	2,998,238
		3.17%	05/04/07	5,000,000	4,990,745
		3.28%	05/07/07	1,000,000	997,898
		2.63%	05/15/07	2,410,000	2,401,619
		3.50%	05/15/07	1,000,000	997,900
		3.03%	05/18/07	3,305,000	3,295,754
		3.25%	05/18/07	1,900,000	1,895,136
		2.75%	06/04/07	2,500,000	2,489,254
		2.63%	06/19/07	2,000,000	1,987,465
		4.00%	06/22/07	1,000,000	997,161
		2.50%	07/09/07	1,000,000	992,842
		4.30%	08/02/07	2,000,000	1,992,911
		3.00%	08/06/07	1,000,000	992,350
		3.40%	08/27/07	1,770,000	1,757,100
		3.38%	09/07/07	1,500,000	1,487,924
		3.60%	10/19/07	1,000,000	990,831
		3.40%	11/09/07	1,000,000	988,748
		5.25%	04/04/08	5,000,000	4,998,292
Step Coupon:
		4.00%	06/15/07	1,700,000	1,695,490
					238,926,363

United States Treasury Bill 11.15%
Discount Note:
	Yield	5.17%	04/16/07	50,000,000	49,892,604

Total Investments 100.72%					450,506,104
(cost $450,506,104)
Other assets and liabilities, net (0.72)%					(3,210,029)

NET ASSETS 100%					$447,296,075

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)			March 31, 2007

		Coupon	Maturity	Principal
MUNICIPAL BONDS 95.42%		Rate	Date	Amount	Value

Alabama 5.57%
DCH Health Care Authority Facilities Revenue		5.00%	06/01/09	$250,000	$256,095
Jefferson County, Alabama Limited Obligation, Series A		5.00%	01/01/08	300,000	302,853
Mountain Brook City Board of Education Capital Outlay		4.00%	02/15/15	200,000	202,690
					761,638

Alaska 2.22%
Alaska Municipal Bond Bank Authority, Series A		4.00%	02/01/16	300,000	302,880

Arizona 3.68%
Maricopa County, Arizona Unified School District, GO		4.85%	07/01/11	200,000	202,574
Pima County Unified School District, GO Unlimited,
Refunding		3.70%	07/01/12	300,000	300,555
					503,129

California 2.33%
Association of Bay Area Governments (ABAG)
Finance Authority, Series C		4.00%	03/01/08	100,000	100,006
San Diego, California Community College District,
GO Unlimited (ZCB)		4.34%(1)	05/01/15	300,000	218,403
					318,409

Connecticut 1.99%
Connecticut State, Series D, GO Unlimited		5.375%	11/15/18	250,000	271,437

Delaware 1.50%
Delaware Transportation Authority System Revenue		5.50%	07/01/08	200,000	204,586

District of Columbia 1.14%
District of Columbia, Unrefunded, Series B		5.50%	06/01/09	150,000	155,701

Florida 3.38%
Florida State Board of Education Capital Outlay,
Series B, GO		5.25%	06/01/11	175,000	179,877
Jacksonville Transportation Authority, GO		6.50%	07/01/07	280,000	281,884
					461,761

Illinois 7.28%
Chicago Water Revenue (ZCB)		5.05%(1)	11/01/08	275,000	259,570
Cook County, Illinois Capital Improvement, GO Unlimited,
Prerefunded, Series A		5.25%	11/15/14	300,000	314,733
Illinois Finance Authority Revenue, Refunding		5.00%	07/01/16	390,000	420,822
					995,125

Indiana 4.82%
Indiana State Finance Authority Revenue, Refunding		4.00%	05/01/12	350,000	354,487
Tippecanoe County, Indiana School Improvements		4.00%	01/15/15	300,000	303,591
					658,078

Iowa 3.81%
Ames, Iowa Hospital Revenue, Refunding		5.00%	06/15/15	300,000	318,165
Johnston Community School District, GO Unlimited		4.00%	06/01/16	200,000	202,076
					520,241

Kansas 3.33%
Kansas State Development Finance Authority Revenue		4.00%	10/01/15	200,000	203,462
Kansas State Development Finance Authority Revenue,
Scientific Research		5.00%	10/01/07	250,000	251,652
					455,114

Massachusetts 1.73%
Massachusetts State Health & Educational Facilities
Authority Revenue, Series D		5.00%	10/01/07	135,000	135,225
Massachusetts State, Series C, GO		4.625%	10/01/08	100,000	101,461
					236,686

Michigan 0.97%
Detroit, Michigan Local Development Financial Authority,
Series A		5.20%	05/01/10	130,000	132,012

Mississippi 2.19%
Mississippi Hospital Equipment & Facilities Authority
Revenue		3.45%	04/01/07	300,000	300,000

Missouri 1.71%
Missouri State Health & Educational Facilities Authority
Revenue, Series A		6.75%	05/15/13	200,000	233,094

Nevada 1.47%
North Las Vegas, GO Limited		4.00%	03/01/16	200,000	200,354

New Jersey 3.77%
New Jersey State		5.125%	05/01/10	250,000	260,552
New Jersey State Transportation Trust Fund Authority,
Series D		4.00%	06/15/14	250,000	254,533
					515,085

New York 11.95%
Hempstead Township, Series B, GO Unlimited Tax		5.375%	11/15/10	120,000	122,525
New York City Transitional Financial Authority Revenue,
Series A		5.25%	11/01/08	225,000	230,387
New York State, GO		5.00%	03/01/08	250,000	253,228
New York State, Local Highway & Bridge, Series A		5.375%	04/01/10	200,000	205,456
New York, New York, Series B		5.25%	08/01/09	200,000	206,880
New York, New York, Series C		3.50%	08/01/07	300,000	299,742
Schenectady Metroplex Development Authority Revenue,
Series A		5.00%	12/15/12	110,000	113,904
Tobacco Settlement Financing Corp., Series B		4.00%	06/01/07	200,000	200,062
					1,632,184

Ohio 1.47%
Ohio State Higher Education, Series B, GO		4.25%	11/01/07	200,000	200,718

Oregon 2.41%
Clackamas County Hospital Facilities Authority Revenue		5.00%	05/01/07	200,000	200,176
Oregon State Department Transportation Highway		5.00%	11/15/09	125,000	129,260
					329,436

South Carolina 7.02%
Horry County Hospitality Fee Special Obligation		5.00%	04/01/10	200,000	206,270
Jasper County School District, GO Unlimited		4.00%	03/01/15	195,000	197,771
South Carolina State Public Service Authority Revenue,
Refunding, Series B		5.00%	01/01/08	250,000	252,508
Spartanburg County School District		3.875%	04/01/12	300,000	302,781
					959,330

Tennessee 2.31%
Tennessee State, GO Unlimited, Refunding, Series A		5.00%	05/01/11	300,000	315,429

Texas 11.61%
Arlington Refunding, Series A		5.00%	08/15/08	200,000	203,632
Gulf Coast Industrial Development Authority
Pollution Control Revenue		4.95%	07/01/07	385,000	386,136
Killeen, Texas Independent School District,
GO Unlimited, Prerefunded		5.00%	02/15/09	310,000	313,646
Killeen, Texas Independent School District,
GO Unlimited, Unrefunded		5.00%	02/15/09	90,000	91,004
Lewisville, Texas Independent School District,
GO Unlimited, Refunding (ZCB)		4.04%(1)	08/15/15	400,000	284,364
San Antonio Water System Revenue		5.00%	05/15/13	100,000	104,720
Texas Turnpike Authority Revenue		5.00%	06/01/08	200,000	203,070
					1,586,572

Utah 1.49%
Utah Transit Authority Sales Tax & Transportation
Revenue		4.90%	12/15/09	200,000	203,784

Virginia 2.38%
Virginia College Building Authority, Series A		5.00%	09/01/15	300,000	325,917

Washington 0.78%
Clark County, Washington School District,
GO Unlimited		5.125%	12/01/11	100,000	106,041

Wisconsin 1.11%
Milwaukee, Wisconsin, Series L, GO		4.60%	12/15/13	150,000	152,391

Total Municipal Bonds					13,037,132
(cost $12,956,525)

REPURCHASE AGREEMENT 3.71%

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/30/07, 5.15%, due 04/02/07, repurchase price
$507,331, collateralized by U.S. Treasury securities
held in a join tri-party account
(cost $507,113)		5.15%	04/02/07	507,113	507,113

Total Investments 99.13%					13,544,245
(cost $13,463,638)
Other assets and liabilities, net 0.87%					118,895

NET ASSETS 100%					$13,663,140

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)			March 31, 2007

		Coupon	Maturity	Principal
MUNICIPAL BONDS 97.19%		Rate	Date	Amount	Value

Alabama 5.91%
Alabama 21st Century Authority Tobacco Settlement
Revenue		5.75%	12/01/19	$275,000	$290,224
Alabama State, GO Unlimited, Series A		4.625%	09/01/22	375,000	389,336
Mountain Brook City Board of Education Capital Outlay		4.00%	02/15/15	195,000	197,623
					877,183

California 5.69%
California State, GO Unlimited		4.75%	03/01/34	205,000	209,020
Campbell, California Union High School District,
GO Unlimited		4.75%	08/01/34	300,000	308,010
San Diego, California Community College District,
GO Unlimited (ZCB)		4.34%(1)	05/01/15	450,000	327,604
					844,634

Colorado 1.05%
Colorado Health Facility Authority Revenue		5.00%	09/01/16	150,000	156,162

Florida 6.01%
Florida Board of Education Capital Outlay, GO Unlimited
Tax, Refunding, Series A		6.625%	06/01/07	90,000	90,425
Florida Board of Education, GO Unlimited, Refunding,
Series C		4.50%	06/01/28	300,000	301,326
St. Lucie County Florida Sales Tax Revenue		5.25%	10/01/23	465,000	500,145
					891,896

Georgia 6.39%
Atlanta Development Authority Revenue		5.25%	07/01/22	500,000	522,760
Chatham County Hospital Authority Revenue, Series A		5.50%	01/01/34	405,000	426,854
					949,614

Illinois 8.88%
Du Page County, Refunding		5.60%	01/01/21	490,000	551,701
Illinois Development Financing Authority Hospital Revenue,
Adventist Health Systems		5.65%	11/15/24	435,000	459,882
Illinois Regional Transportation Authority Revenue,
Series A		7.20%	11/01/20	250,000	307,815
					1,319,398

Kansas 9.45%
Kansas State Development Finance Authority Hospital
Revenue, Series Z		5.00%	12/15/12	500,000	524,910
Kansas State Development Finance Authority Revenue		4.00%	10/01/15	250,000	254,327
University of Kansas Hospital Authority Health Facilities
Revenue		5.625%	09/01/27	570,000	624,196
					1,403,433

Maryland 2.15%
Maryland State Health & Higher Educational Facilities
Authority Revenue		5.75%	07/01/21	300,000	318,591

Michigan 4.11%
Detroit, Michigan Local Development Financing Authority,
Refunding, Series A		5.375%	05/01/18	300,000	304,644
Macomb County Building Authority, GO Limited		4.50%	11/01/23	300,000	305,469
					610,113

Missouri 2.84%
St. Louis Airport Development Program, Prerefunded,
Series A		5.00%	07/01/11	165,000	173,803
St. Louis Airport Development Program, Unrefunded,
Series A		5.00%	07/01/11	235,000	247,349
					421,152

New Jersey 5.32%
New Jersey Health Care Facilities Financing Authority
Revenue		4.375%	07/01/10	460,000	465,870
New Jersey State Transportation Authority, Series A		5.00%	06/15/13	315,000	324,220
					790,090

New York 4.90%
New York, GO Unlimited, Prerefunded, Series H		5.25%	03/15/14	450,000	468,292
New York, GO Unlimited, Prerefunded, Series J		5.00%	05/15/12	200,000	207,622
New York, GO Unlimited, Unrefunded Balance, Series J		5.00%	05/15/12	50,000	51,719
					727,633

Ohio 3.39%
Ohio State Mental Health Facilities Revenue		5.50%	06/01/15	300,000	321,219
South Euclid Special Assessment, GO Limited Tax		6.70%	12/01/14	165,000	181,795
					503,014

Pennsylvania 1.71%
Chester County Health & Educational Facilities Authority
Revenue		5.00%	05/15/08	250,000	253,587

Puerto Rico 2.14%
Puerto Rico Electric Power Authority Revenue, Series II		5.125%	07/01/26	300,000	318,090

Rhode Island 3.82%
Rhode Island State Health & Educational Building
Corporation Revenue		6.50%	08/15/32	500,000	567,520

South Carolina 1.71%
South Carolina Jobs Economic Development Authority
Revenue		5.00%	11/01/23	250,000	254,570

Tennessee 1.48%
Memphis, Tennessee Sanitary Sewage System
Revenue, Refunding		5.00%	05/01/20	200,000	219,774

Texas 14.47%
Baytown, Texas GO Limited		4.50%	02/01/27	250,000	250,348
Duncanville, Texas Independent School District,
GO Unlimited, Prerefunded, Series B		5.25%	02/15/32	495,000	529,299
Duncanville, Texas Independent School District,
GO Unlimited, Unrefunded, Series B		5.25%	02/15/32	5,000	5,255
Greenville, Texas Independent School District,
GO Unlimited, Refunding		4.00%	08/15/17	120,000	119,592
Houston Community College System Revenue, Refunding		4.00%	04/15/17	300,000	299,259
North Texas Municipal Water District Regional Solid Waste Disposal System Revenue		4.25%	09/01/17	385,000	393,081
Travis County, Texas, GO Limited		4.40%	03/01/26	250,000	246,518
White Settlement, Texas Independent School District,		4.125%	08/15/15	300,000	305,841
GO Unlimited
					2,149,193

Utah 2.03%
Weber County School District, GO Unlimited, Prerefunded,
Series A		5.15%	06/15/08	110,000	110,333
Weber County School District, GO Unlimited, Unrefunded,
Series A		5.15%	06/15/08	190,000	190,576
					300,909

Vermont 2.08%
Vermont Educational & Health Buildings Financing Agency
Revenue, Vermont Law School Project, Series A		5.375%	01/01/23	300,000	308,421

Washington 1.66%
Spokane County Washington School District, GO Unlimited		5.05%	06/01/22	255,000	246,582

Total Municipal Bonds					14,431,559
(cost $13,864,325)

REPURCHASE AGREEMENT 1.79%

Joint Tri-Party Repurchase Agreement,
Merrill Lynch, 03/30/07, 5.15%, due 04/02/07,
repurchase price $266,716, collateralized by U.S.
Treasury securities held in a joint tri-party repurchase
account (cost $266,602)		5.15%	04/02/07	266,602	266,602

Total Investments 98.98%					14,698,161
(cost $14,130,927)
Other assets and liabilities, net 1.02%					150,944

NET ASSETS 100%					$14,849,105

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)			March 31, 2007

COMMON STOCKS 87.42%		Shares	Value

Aerospace/Defense 1.44%
BE Aerospace, Inc.		5,000	$158,500	*
The Boeing Co.		1,800	160,038
			318,538

Apparel 1.60%
Guess, Inc.		4,500	182,205
Volcom, Inc.		5,000	171,800	*
			354,005

Applications Software 2.74%
Adobe Systems, Inc.		4,500	187,650	*
Microsoft Corp.		15,000	418,050
			605,700

Auto Manufacturers 1.00%
PACCAR, Inc.		3,000	220,200

Automobile 1.33%
CarMax, Inc.		12,000	294,480	*

Building Materials 0.30%
Eagle Materials, Inc.		1,500	66,945

Cable TV 0.16%
Stream Communications Network, Inc.		140,000	35,045	*

Chemicals - Agricultural 0.92%
The Mosaic Company		7,625	203,283	*

Chemicals & Allied Products 2.77%
Terra Industries, Inc.		35,000	612,500	*

Computers 2.52%
Apple Computer, Inc.		6,000	557,460	*

Construction 0.50%
D.R. Horton, Inc.		5,000	110,000

Data Processing & Software 1.16%
THQ, Inc.		7,500	256,425	*

Diversified Operations 1.68%
Walter Industries, Inc.		15,000	371,250

E-Commerce / Services 3.09%
Digital River, Inc.		3,000	165,750	*
eBay, Inc.		10,000	331,500	*
Priceline.com, Inc.		3,500	186,410	*
			683,660

Electric - Integrated 2.68%
Allegheny Energy, Inc.		6,000	294,840	*
FirstEnergy Corp.		4,500	298,080
			592,920

Financial Services 7.52%
Franklin Resources, Inc.		1,500	181,245
International Securities Exchange Holdings, Inc.		7,500	366,000
MasterCard, Inc., Class A		3,000	318,720
Morgan Stanley		6,000	472,560
State Street Corp.		5,000	323,750
			1,662,275

Hotels 1.47%
Hilton Hotels Corp.		9,000	323,640

Insurance 2.44%
Assurant, Inc.		3,500	187,705
Philadelphia Consolidated Holding Corp.		8,000	351,920	*
			539,625

Internet 3.59%
Akamai Technologies, Inc.		8,000	399,360	*
Google, Inc., Class A		400	183,264	*
Stockgroup Information Systems, Inc.		181,625	210,677	*
			793,301

Internet Security 0.41%
VASCO Data Security International, Inc.		5,000	89,350	*

Machinery 1.44%
Caterpillar, Inc.		2,500	167,575
Joy Global, Inc.		3,500	150,150
			317,725

Medical - Drugs 2.46%
Novo Nordisk AS, Sponsored ADR		6,000	543,180

Medical - HMO 3.75%
UnitedHealth Group, Inc.		6,000	317,820
WellCare Health Plans, Inc.		6,000	511,500	*
			829,320

Medical - Products 3.17%
DENTSPLY International, Inc.		5,000	163,750
Meridian Bioscience, Inc.		5,000	138,800
Stryker Corp.		6,000	397,920
			700,470

Metal & Mineral Mining 0.44%
Fronteer Development Group, Inc.		7,500	96,225	*

Multimedia 2.44%
News Corp., Class B		15,000	367,050
The Walt Disney Co.		5,000	172,150
			539,200

Networking Products 2.77%
Cisco Systems, Inc.		24,000	612,720	*

Non-Ferrous Metals 0.62%
SXR Uranium One, Inc.		10,000	137,895	*

Oil & Gas - Integrated 1.29%
Chevron Corp.		2,000	147,920
ConocoPhillips		2,000	136,700
			284,620

Oil & Gas Equipment & Services 3.39%
Energy Transfer Partners, L.P.		2,500	145,650
Grant Prideco, Inc.		4,000	199,360	*
GulfMark Offshore, Inc.		5,000	218,250	*
Tesco Corp.		7,000	185,850	*
			749,110

Oil & Gas Exploration & Production 0.81%
Noble Energy, Inc.		3,000	178,950

Oil & Gas Refining & Marketing 3.74%
Holly Corp.		10,000	593,000
Western Refining, Inc.		6,000	234,120
			827,120

Pipelines 1.00%
Mueller Water Products, Inc., Class B		16,524	221,256

Printing & Publishing 0.43%
VistaPrint Ltd.		2,500	95,750	*

Private Corrections 1.67%
Corrections Corporation of America		7,000	369,670	*

Restaurants 1.57%
Jack in the Box, Inc.		5,000	345,650	*

Retail 3.05%
Dick's Sporting Goods, Inc.		4,000	233,040	*
Gamestop Corp., Class A		10,000	325,700	*
Kohl's Corp.		1,500	114,915	*
			673,655

Semiconductors 3.19%
KLA-Tencor Corp.		3,000	159,960
MEMC Electronic Materials, Inc.		6,000	363,480	*
SiRF Technology Holdings, Inc.		6,500	180,440	*
			703,880

Telephone - Integrated 1.06%
AT&T, Inc.		5,962	235,082

Tobacco 2.30%
Altria Group, Inc.		4,000	351,240
Reynolds American, Inc.		2,500	156,025
			507,265

Toys 2.23%
Hasbro, Inc.		7,500	214,650
Marvel Entertainment, Inc.		10,000	277,500	*
			492,150

Transportation 3.83%
CSX Corp.		7,500	300,375
DryShips, Inc.		7,500	168,975
Eagle Bulk Shipping, Inc.		12,000	232,680
Hub Group, Inc., Class A		5,000	144,950	*
			846,980

Wire & Cable Products 1.45%
General Cable Corp.		6,000	320,580	*

Total Common Stocks			19,319,055
(cost $17,041,964)

WARRANTS 0.71%

Gold Mining 0.71%
Goldcorp, Inc., Warrants (June 2011)
(cost $135,200)		14,105	157,604	*

PURCHASED OPTIONS 1.42%		Contracts

Gold Mining 1.42%
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $42,602)		70	42,700
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $133,069)		162	126,360
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2008
(premium $28,759)		70	21,700
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2009
(premium $102,849)		162	85,860
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 120, Put, Expiration June 2007(premium $53,201)		150	24,000
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 125, Put, Expiration June 2007 (premium $34,150)		50	13,125

Total Purchased Options			313,745
(cost $394,630)

Total Securities			19,790,404
(cost $17,571,794)

		Principal
REPURCHASE AGREEMENT 10.65%		Amount

Joint Tri-Party Repurchase Agreement,
Merrill Lynch, 03/30/07, 5.15%, due 04/02/07,
repurchase price $2,353,938, collateralized by U.S.
Treasury securities held in a joint tri-party repurchase
account (cost $2,352,928)		$2,352,928	2,352,928

Total Investments 100.20%			22,143,332
(cost $19,924,722)
Other assets and liabilities, net (0.20)%			(43,502)

NET ASSETS 100%			$22,099,830

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)			March 31, 2007

COMMON STOCKS 89.96%		Shares	Value

Advertising 1.46%
Focus Media Holding Ltd., ADR		15,000	$1,176,900	*

Agriculture 1.19%
IOI Corp., Berhad		150,000	958,785

Airlines 0.75%
China Eastern Airlines Corp., Ltd., H shares		2,000,000	601,523	*

Airport Operations 0.62%
Beijing Capital International Airport Co., Ltd., H shares		500,000	496,576

Apparel 1.08%
Ports Design Ltd.		200,000	533,692
Yue Yuen Industrial Holdings Ltd.		100,000	338,517
			872,209

Auto Manufacturers 1.37%
Great Wall Motor Co., H shares		750,000	1,105,778

Auto Parts & Equipment 0.30%
Norstar Founders Group Ltd.		100,000	44,794
Xinyi Glass Holdings Co., Ltd.		400,000	197,095
			241,889

Banks 3.96%
China Merchants Bank Co., Ltd., H shares		400,000	807,833
Kookmin Bank		10,000	897,061
Malayan Banking, Berhad		400,000	1,480,839
			3,185,733

Cellular Telecommunications 3.96%
China Mobile Ltd.		350,000	3,184,872

Chemicals - Agricultural 2.37%
Sinofert Holdings Ltd.		3,000,000	1,658,668
Spur Ventures, Inc.		495,000	248,679	*
			1,907,347

Coal 1.42%
China Shenhua Energy Co., Ltd., H shares		400,000	967,556
Western Canadian Coal Corp.		110,000	173,408	*
			1,140,964

Commercial Services 2.31%
SIA Engineering Co.		600,000	1,858,810

Construction 2.40%
China National Building Material Co., Ltd., H shares		1,200,000	1,059,704
China State Construction International Holdings Ltd.		500,000	374,352
Daewoo Engineering & Construction Co., Ltd.		25,000	496,891
			1,930,947

Distribution / Wholesale 3.74%
Esprit Holdings Ltd.		150,000	1,752,736
Li & Fung Ltd.		400,000	1,256,799
			3,009,535

Diversified Minerals 0.26%
Caledon Resources plc		172,200	117,755	*
Erdene Gold, Inc.		100,000	94,413	*
			212,168

Diversified Operations 3.07%
First Pacific Co., Ltd.		1,000,000	611,762
Keppel Corp., Ltd.		60,000	751,434
Wharf Holdings Ltd.		300,000	1,107,698
			2,470,894

E-Commerce / Services 1.72%
CDC Corp., Class A		60,000	542,400	*
SINA Corp.		25,000	840,250	*
			1,382,650

Electronics & Components 4.22%
Asustek Computer, Inc.		320,000	754,306
Comtech Group, Inc.		30,000	524,400	*
Hon Hai Precision Industry Co., Ltd.		200,000	1,341,795
Kingboard Laminates Holding Ltd.		18,181	17,521	*
Neo-Neon Holdings Ltd.		400,000	757,663	*
Yageo Corp., Sponsored GDR		1	2	*
			3,395,687

Engineering Services 1.09%
Singapore Technologies Engineering Ltd.		400,000	875,354

Financial Services 4.74%
Cathay Financial Holding Co., Ltd.		14,915	30,966
DBS Group Holdings Ltd.		80,000	1,128,469
Hong Kong Exchanges & Clearing Ltd.		140,000	1,361,746
Singapore Exchange Ltd.		300,000	1,295,234
			3,816,415

Food & Beverages 3.51%
China Mengniu Dairy Co., Ltd.		400,000	1,144,174
Fraser & Neave Ltd.		500,000	1,680,838
			2,825,012

Gold Mining 1.88%
Kingsgate Consolidated Ltd.		19,980	76,792
Olympus Pacific Minerals, Inc.		440,500	225,114	*
Silk Road Resources Ltd.		235,000	227,978	*
Sino Gold Ltd.		50,000	253,264	*
Zijin Mining Group Co., Ltd., H shares		1,250,000	727,907
			1,511,055

Health & Personal Care 1.50%
Hengan International Group Co., Ltd.		200,000	586,165
LG Household & Health Care Ltd.		5,000	616,464
			1,202,629

Home Furnishings 0.29%
Samson Holding Ltd.		400,000	229,347

Internet 1.67%
Asia Broadband, Inc.		584,640	38,002	*
Tencent Holdings Ltd.		400,000	1,305,433
			1,343,435

Manufacturing 2.88%
China Infrastructure Machinery Holdings Ltd.		500,000	980,355
Peace Mark Holdings Ltd.		1,200,000	1,334,613
			2,314,968

Media 0.03%
Sun New Media, Inc.		50,000	24,500	*

Medical - Products 2.07%
Shandong Weigao Group Medical Polymer Co., Ltd.,
H shares		1,000,000	1,668,906

Metal - Aluminum 0.49%
Global Alumina Products Corp.		280,000	392,000	*

Metal - Copper 0.80%
Continental Minerals Corp.		246,915	408,586	*
Toledo Mining Corp. plc		41,740	150,723	*
Verona Development Corp.		441,600	84,151	*
			643,460

Non-Ferrous Metals 0.06%
Sterling Group Ventures, Inc.		510,000	51,000	*

Oil & Gas - Integrated 3.14%
China Petroleum & Chemical Corp., H shares		1,600,000	1,353,555
PetroChina Co., Ltd., ADR		10,000	1,170,900
			2,524,455

Oil & Gas Exploration & Production 0.88%
Big Sky Energy Corp.		941,250	338,850	*
Big Sky Energy Corp. (RS)		100,000	34,214	*
Green Dragon Gas Ltd.		62,949	335,518	*
			708,582

Paper Products 3.07%
Lee & Man Paper Manufacturing Ltd.		600,000	1,423,690
Nine Dragons Paper Holdings Ltd.		500,000	1,046,906	*
			2,470,596

Precious Metals 0.44%
Golden China Resources Corp.		53,400	30,990	*
TVI Pacific, Inc.		2,265,714	323,814	*
			354,804

Publishing 0.10%
Lingo Media, Inc.		750,000	81,204	*

Real Estate Companies 7.09%
Cheung Kong Holdings Ltd.		100,000	1,265,758
City Developments Ltd.		80,000	769,890
Daying Modern Agricultural Co., Ltd., B shares		1	0	*
IGB Corp., Berhad		1,500,000	1,088,937
Shimao Property Holdings Ltd.		600,000	1,190,248	*
Sun Hung Kai Properties Ltd.		120,000	1,386,831
UOL Group Ltd.		1,500	5,043
			5,706,707

Retail 0.71%
China First Pencil Co., Ltd., B shares		1	1	*
Shanghai Friendship Group, Inc., Co., B shares		2	2
Shinsegae Co., Ltd.		1,000	573,949
			573,952

Schools 2.55%
Capital Alliance Group, Inc.		1,149,932	1,015,964	*
MegaStudy Co., Ltd.		5,000	876,867	*
New Oriental Education &Technology Group, Inc.,
Sponsored ADR		4,000	162,120	*
			2,054,951

Semiconductors 2.93%
Samsung Techwin Co., Ltd.		15,000	571,558
Silicon Motion Technology Corp., ADR		30,000	675,600	* ^
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR		102,999	1,107,239
			2,354,397

Silver Mining 2.49%
Silvercorp Metals, Inc.		125,200	2,006,237	*

Steel 2.98%
Angang Steel Co., Ltd., H shares		900,000	1,561,912
POSCO		2,000	839,666
			2,401,578

Telecommunications 1.48%
Foxconn International Holdings Ltd.		200,000	614,321	*
VTech Holdings Ltd.		80,000	576,950
			1,191,271

Transportation 3.18%
China COSCO Holdings Co., Ltd., H shares		1,000,000	979,075
Cosco Corp. (Singapore) Ltd.		600,000	1,135,060
Guangshen Railway Co., Ltd., H shares		700,000	444,359
			2,558,494

Water Treatment Systems 1.71%
Sino-Environment Technology Group Ltd.		600,000	1,376,310	*

Total Common Stocks			72,394,886
(cost $60,667,438)

EXCHANGE-TRADED FUNDS 0.90%

iShares MSCI Taiwan Index Fund		45,000	627,300
streetTRACKS Gold Trust		1,500	98,610	*

Total Exchange-Traded Funds			725,910
(cost $691,221)

WARRANTS 0.00%

Metal - Copper 0.00%
Verona Development Corp., Warrants (April 2008)
(cost $0)		400,000	0	*

Total Securities			73,120,796
(cost $61,358,659)

		Principal
REPURCHASE AGREEMENT 6.77%		Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/30/07, 5.15%, due 04/02/07, repurchase price
$5,452,598, collateralized by U.S. Treasury securities
held in a joint tri-party account
(cost $5,450,259)		$5,450,259	5,450,259

Total Investments 97.63%			78,571,055
(cost $66,808,918)
Other assets and liabilities, net 2.37%			1,908,896

NET ASSETS 100%			$80,479,951

		Shares Subject
CALL OPTIONS WRITTEN		To Call	Value

Silicon Motion Technology Corp., Strike Price 25,
Expiration June 2007 (premiums received $36,674)		15,000	$17,250

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)			March 31, 2007

COMMON STOCKS 77.56%		Shares	Value

Agriculture 0.13%
IOI Corp., Berhad		230,000	$1,470,137

Aluminum 0.26%
Global Alumina Products Corp.		2,200,000	3,080,000	*

Building Materials 0.55%
Polaris Minerals Corp.		604,100	4,965,707	*
Ta Ann Holdings Berhad		480,000	1,457,701
			6,423,408

Coal 0.61%
Bounty Industries Ltd.		22,000,000	2,047,149	* +
Coalcorp Mining, Inc.		2,419,625	1,299,409	*
NEMI Northern Energy & Mining, Inc.		1,514,460	616,541	*
Western Canadian Coal Corp.		2,055,000	3,239,584	*
			7,202,683

Data Processing & Software 0.02%
Stockgroup Information Systems, Inc.		174,000	201,840	*

Diamond Mining & Exploration 0.15%
Diagem, Inc.		3,004,000	273,209	*
Diamond Fields International Ltd.		112,000	17,462	*
Diamonds North Resources Ltd.		178,000	134,136	*
Rockwell Ventures, Inc., 144A		950,000	460,806	*
Vaaldiam Resources Ltd.		1,002,001	729,044	*
Verena Minerals Corp.		459,000	198,787	*
			1,813,444

Financial Services 1.48%
CI Financial Income Fund		315,000	7,530,533
GMP Capital Trust		480,000	8,947,250
Jovian Capital Corp.		1,038,100	809,259	*
			17,287,042

General Metal & Mineral Mining 9.42%
African Copper plc		1,530,000	2,092,513	*
Altius Minerals Corp.		100,000	1,151,148	*
Amerigo Resources Ltd.		685,600	1,454,933
Baja Mining Corp.		2,267,350	2,670,936	*
Blue Pearl Mining Ltd.		334,000	3,523,708	*
Breakwater Resources Ltd.		3,000,000	4,859,246	*
Central African Mining & Exploration Co., plc		9,981,667	12,080,090	*
Consolidated Minerals Ltd.		1,500,000	3,034,312
Consolidated Thompson Iron Mines Ltd.		2,000,000	4,781,291	* +
Dia Bras Exploration, Inc.		1,244,300	1,185,561	*
Dumont Nickel, Inc.		292,500	26,602	*
European Nickel plc		753,000	829,803	*
Farallon Resources Ltd.		3,098,700	1,583,571	*
Gabriel Resources Ltd.		227,600	847,709	*
HudBay Minerals, Inc.		400,000	7,047,207	*
International Molybdenum plc		1,819,670	510,269	*
Investika Ltd.		741,000	2,651,143	* +
JNR Resources, Inc.		1,225,300	4,404,500	*
Lundin Mining Corp.		264,375	2,942,589	*
Minefinders Corp., Ltd.		414,500	4,904,348	*
North American Tungsten Corp., Ltd.		205,000	227,285	*
Northern Peru Copper Corp.		466,000	3,269,467	*
Pacifica Resources Ltd.		500,000	294,500	*
Red Dragon Resources Corp.		3,895,000	2,496,579	* +
Revett Minerals, Inc.		4,705,200	4,605,349	* +
Sterling Group Ventures, Inc.		524,700	52,470	*
Teck Cominco Ltd., Class B		205,000	14,292,291	^
Tenke Mining Corp.		572,000	8,819,056	*
Terrane Metals Corp., 144A		1,212,000	734,864	*
Titanium Resources Group Ltd.		1,000,000	1,210,228	*
Toledo Mining Corp. plc		362,000	1,307,184	*
Zimasco Consolidated Enterprises Ltd. (RS)		22,000	4,840	*
Zinifex Ltd.		825,000	10,533,918
			110,429,510

Gold & Copper Mining 3.78%
Continental Minerals Corp.		682,962	1,130,008	*
Continental Minerals Corp. (RS)		356,060	559,611	*
Crowflight Minerals, Inc.		1,139,000	927,380	*
European Minerals Corp.		1,503,250	1,523,432	*
Fortress Minerals Corp.		700,000	576,007	*
Ivanhoe Mines Ltd.		770,000	9,003,898	*
Los Andes Copper Ltd. (RS)		1,750,000	986,412	*
Northern Dynasty Minerals Ltd.		1,260,000	14,187,960	* ^
Northern Dynasty Minerals Ltd., 144A		250,000	2,815,071	*
Northern Orion Resources, Inc.		2,191,145	8,768,376	*
Northgate Minerals Corp.		604,225	2,126,222	*
Taseko Mines Ltd.		665,000	1,739,541	*
			44,343,918

Gold Mining 3.87%
Acadian Gold Corp.		608,000	605,630	*
Alamos Gold, Inc.		711,250	4,528,097	*
Aurelian Resources, Inc.		50,250	1,326,652	*
Caledon Resources plc		3,776,800	2,582,681	*
Century Mining Corp.		300,161	246,993	*
Chesapeake Gold Corp.		197,357	1,165,851	*
Corona Gold Ltd.		50,000	405	*
Crystallex International Corp.		156,500	579,050	*
Gammon Lake Resources, Inc.		263,820	4,638,845	* ^
GBS Gold International, Inc.		643,700	1,734,003	*
Glencairn Gold Corp.		700,000	363,794	*
Gold Fields Ltd.		265,000	4,913,157
Gold Fields Ltd., Sponsored ADR		60,000	1,108,800
Medoro Resources Ltd.		837,714	420,852	*
Metallica Resources, Inc.		250,000	1,281,940	*
Moto Goldmines Ltd.		1,624,160	6,907,428	*
Olympus Pacific Minerals, Inc.		375,000	191,642	*
Pacific Ridge Exploration Ltd.		125,000	27,609	*
Planet Exploration, Inc.		160,000	55,435	*
Polyus Gold Co., ADR		77,662	3,735,542	*
QGX Ltd.		382,300	927,189	*
Randgold Resources Ltd., ADR		65,000	1,554,150
Red Back Mining, Inc.		363,480	1,435,659	*
Reunion Gold Corp.		245,000	386,228	*
Rusoro Mining Ltd.		52,000	151,338	*
Rusoro Mining Ltd., 144A		433,333	1,261,151	*
Silk Road Resources Ltd.		265,000	257,081	*
Stingray Resources, Inc.		125,000	132,092	*
TLC Ventures Corp.		807,600	559,619	*
TVI Pacific, Inc.		5,867,428	838,567	*
U.S. Gold Corp.		85,479	356,132	*
Virginia Gold Mines, Inc.		213,100	987,514	*
X-Cal Resources Ltd.		412,500	116,122	*
			45,377,248

Gold/Mineral Royalty Companies 0.63%
Aberdeen International, Inc.		256,250	194,213	*
International Royalty Corp.		1,234,350	7,216,858
			7,411,071

Independent Power Producers 1.82%
Dynegy, Inc., Class A		250,000	2,315,000	*
Mirant Corp.		225,000	9,103,500	*
Reliant Energy, Inc.		485,000	9,855,200	*
			21,273,700

Mining Machinery 0.79%
Joy Global, Inc.		215,000	9,223,500

Oil & Gas - Integrated 9.99%
ConocoPhillips		100,000	6,835,000
Marathon Oil Corp.		275,000	27,178,250
Oao Gazprom, Sponsored ADR		150,000	6,285,000
Occidental Petroleum Corp.		275,000	13,560,250
PetroChina Co., Ltd., ADR		180,000	21,076,200
Petroleo Brasileiro S.A., ADR		300,000	26,805,000
Suncor Energy, Inc.		200,000	15,270,000
			117,009,700

Oil & Gas Drilling 3.57%
AJ Lucas Group Ltd.		82,957	76,858	*
Noble Corp.		389,500	30,645,860
Rowan Companies, Inc.		220,000	7,143,400
Xtreme Coil Drilling Corp.		450,000	3,971,849	*
			41,837,967

Oil & Gas Equipment & Services 9.74%
Blackwatch Energy Services Trust		285,000	506,063
Cameron International Corp.		220,000	13,813,800	*
Dril-Quip, Inc.		75,000	3,246,000	*
Grant Prideco, Inc.		265,000	13,207,600	*
McDermott International, Inc.		587,500	28,775,750	*
Petroleum Geo-Services ASA		450,000	11,751,908	*
Petrowest Energy Services Trust		125,000	767,648
Pure Energy Services Ltd.		39,900	359,428	*
Schlumberger Ltd.		475,000	32,822,500	^
Trican Well Service Ltd.		450,000	8,906,453
			114,157,150

Oil & Gas Exploration & Production - Junior 6.93%
Bankers Petroleum Ltd.		2,600,000	1,283,673	*
Big Sky Energy Corp.		4,072,350	1,466,046	*
Big Sky Energy Corp. (RS)		1,400,000	478,995	*
Choice Resources Corp.		1,461,500	784,868	*
Coastal Energy Co.		3,100,000	1,799,048	*
Coastal Energy Co., 144A		4,800,000	2,785,621	*
Energy XXI Acquisition Corp.		419,000	2,002,820	*
Exile Resources, Inc.		2,126,500	391,409	* +
Foothills Resources, Inc.		12,000	18,480	*
Foothills Resources, Inc. (RS)		1,266,667	1,658,067	*
Geopark Holdings Ltd., 144A		780,000	4,428,253	*
Gran Tierra Energy, Inc.		783,675	1,018,777	*
Gran Tierra Energy, Inc. (RS)		3,100,000	3,425,500	*
Green Dragon Gas Ltd.		828,831	4,417,669	*
Ivory Energy, Inc.		3,453,166	2,392,839	* +
Ivory Energy, Inc. (RS)		1,300,000	855,782	* +
Legacy Energy LLC, 144A (RS)		263,158	5,000,000	*
Pacific Stratus Energy Ltd.		493,650	4,147,601	*
Pearl Exploration and Production Ltd.		876,900	3,152,131	*
Petrobank Energy & Resources Ltd.		316,500	6,579,472	*
Salinas Energy Ltd.		1,075,000	273,998	*
Silverwing Energy, Inc.		1,149,400	637,173	*
Sound Oil plc		14,005,500	1,136,880	*
Tyner Resources Ltd.		890,000	362,321	*
Verona Development Corp.		658,800	125,540	*
White Nile Ltd.		12,319,500	30,606,697	*
			81,229,660

Oil & Gas Exploration & Production - Senior 8.55%
Addax Petroleum Corp.		100,000	3,161,542
CNOOC Ltd., ADR		200,000	17,526,000
Exploration Company of Delaware		505,000	5,479,250	*
Goodrich Petroleum Corp.		314,600	10,579,998	*
Newfield Exploration Co.		100,000	4,171,000	*
Nexen, Inc.		320,000	19,601,906
Noble Energy, Inc.		180,000	10,737,000
Talisman Energy, Inc.		670,000	11,757,644
Unit Corp.		70,000	3,541,300	*
Western Oil Sands, Inc., Class A		460,000	13,586,834	*
			100,142,474

Oil & Gas Refining & Marketing 5.22%
BA Energy, Inc. (RS)		421,100	3,465,093	*
Frontier Oil Corp.		356,250	11,628,000
Holly Corp.		232,000	13,757,600
Sunoco, Inc.		190,000	13,383,600
Tesoro Corp.		66,500	6,678,595	^
Valero Energy Corp.		190,000	12,253,100
			61,165,988

Oil & Gas Royalty Trust 2.09%
Canadian Oil Sands Trust		500,000	12,239,065
Harvest Energy Trust		230,000	5,691,728
Penn West Energy Trust		10,000	293,800
San Juan Basin Royalty Trust		200,000	6,248,000
			24,472,593

Paper Products 0.13%
Lee & Man Paper Manufacturing Ltd.		622,000	1,475,892

Platinum Group Metals 1.28%
Anooraq Resources Corp.		747,000	1,132,309	*
Aquarius Platinum Ltd.		6,862	227,093
Beartooth Platinum Corp.		2,645,000	240,559	*
Eastern Platinum Ltd.		7,139,200	12,738,633	*
Osmium Holdings S.A. (RS)		104	10,400	*
Platinum Group Metals Ltd.		242,700	636,969	*
			14,985,963

Potash & Agricultural Fertilizers 0.58%
Agrium, Inc.		75,000	2,874,750
Potash Corporation of Saskatchewan, Inc.		15,000	2,398,950
Spur Ventures, Inc.		435,000	218,536	*
Terra Industries, Inc.		75,000	1,312,500	*
			6,804,736

Power Technology 0.01%
Dynex Power, Inc.		672,000	107,683	*

Silver Mining 0.91%
Silvercorp Metals, Inc.		666,060	10,673,114	*

Sugar/Ethanol 0.85%
Cosan S.A. Industria e Comercio		345,000	6,245,935	*
Infinity Bio-Energy Ltd.		687,400	3,663,842	*
			9,909,777

Transportation 1.42%
DryShips, Inc.		740,000	16,672,200

Uranium 2.78%
Energy Metals Corp.		720,000	8,625,032	*
Fronteer Development Group, Inc.		425,000	5,451,927	*
Paladin Resources Ltd.		1,000,000	7,899,524	*
UMC Energy plc		1,000,000	718,265	*
Uranium North Resources Corp.		29,667	30,579	*
UrAsia Energy Ltd.		900,000	5,480,294	*
Ur-Energy, Inc.		890,000	3,623,213	*
Western Prospector Group Ltd.		188,100	773,906	*
			32,602,740

Total Common Stocks			908,785,138
(cost $766,012,723)

PREFERRED STOCK 0.43%

Oil & Gas Exploration & Production - Junior 0.43%
Trident Resources Corp., Series B, Preferred Stock (RS)
(cost $5,000,000)		80,000	5,000,000	*

WARRANTS 6.67%

Coal 0.14%
Bounty Industries Ltd., Warrants (December 2011)		5,500,000	0	*
Coalcorp Mining, Inc., Warrants (September 2007)		500,000	8,662	*
Coalcorp Mining, Inc., Warrants (February 2011)		8,035,500	1,392,031	*
Coalcorp Mining, Inc., Warrants (August 2011)		2,173,500	225,916	*
			1,626,609

Diamond Mining & Exploration 0.00%
Rockwell Ventures, Inc., Warrants (November 2008)		950,000	0	*
SouthernEra Diamonds, Inc., Warrants (November 2008)		100,000	3,898	*
			3,898

General Metal & Mineral Mining 0.34%
Baja Mining Corp., Warrants (April 2008)		1,055,500	100,567	*
Baja Mining Corp., Warrants (April 2009)		62,770	52,739	*
Blue Pearl Mining Ltd., Warrants (October 2011)		181,500	1,084,755	*
Breakwater Resources Ltd., Warrants (January 2009)		3,035,350	2,602,855	*
Farallon Resources Ltd., Warrants (December 2049)		3,000,000	0	*
International Molybdenum plc, Warrants (July 2010)		1,283,335	69,449	*
Pacifica Resources Ltd., Warrants (March 2008)		125,000	0	*
Red Dragon Resources Corp., Warrants (December 2007)		1,860,000	0	*
Terrane Metals Corp., Warrants (November 2008)		606,000	0	*
			3,910,365

Gold & Copper Mining 0.43%
Continental Minerals Corp., Warrants ( February 2008) (RS)		356,060	32,383	*
European Minerals Corp., Warrants (December 2008)		219,125	92,054	*
European Minerals Corp., Warrants (April 2010)		1,001,000	433,521	*
European Minerals Corp., Warrants (March 2011)		665,000	236,163	*
Los Andes Copper Ltd., Warrants (February 2008) (RS)		1,750,000	0	*
Northern Orion Resources, Inc., Warrants (May 2008)		1,521,900	3,717,417	*
Northern Orion Resources, Inc., Warrants (February 2010)		571,550	569,322	*
			5,080,860

Gold Mining 3.43%
Agnico-Eagle Mines Ltd., Warrants (November 2007)		178,600	3,241,590	*
Chesapeake Gold Corp., Warrants (February 2012)		96,178	183,275	*
Glencairn Gold Corp., Warrants (November 2008)		337,700	38,026	*
Goldcorp, Inc., Warrants (June 2011)		1,464,566	16,364,276	*
IAMGOLD Corp., Warrants (August 2008)		354,540	386,938	*
Kinross Gold Corp., Warrants (October 2007)		129,590	592,668	*
Kinross Gold Corp., Warrants (December 2007)		2,461,877	1,748,583	*
Kinross Gold Corp., Warrants (September 2011)		114,400	271,508	*
Metallica Resources, Inc., Warrants (December 2008)		260,000	659,853	*
Red Back Mining, Inc., Warrants (July 2007)		150,000	332,611	*
Rusoro Mining Ltd., Warrants (November 2011)		216,667	0	*
TLC Ventures Corp., Warrants (January 2008)		187,500	0	*
Yamana Gold, Inc., Warrants (November 2008)		2,464,150	16,370,750	*
			40,190,078

Oil & Gas Equipment & Services 0.00%
Hyduke Energy Services, Inc., Warrants (June 2007)		262,500	0	*

Oil & Gas Exploration & Production - Junior 0.50%
Bankers Petroleum Ltd., Warrants (November 2009)		3,037,600	539,375	*
Coastal Energy Co., Warrants (July 2010)		1,000,000	0	*
Energy XXI Acquisition Corp., Warrants (October 2009)		790,000	560,900	*
Exile Resources, Inc., Warrants (May 2008)		1,050,000	0	*
Foothills Resources, Inc., Warrants (September 2011) (RS)		633,334	0	*
Gran Tierra Energy, Inc., Warrants (June 2011) (RS)		1,550,000	0	*
Ivory Energy, Inc., Warrants (February 2008)		2,499,916	0	*
Ivory Energy, Inc., Warrants (December 2008) (RS)		650,000	0	*
Pacific Stratus Energy Ltd., Warrants (July 2007)		160,000	928,540	*
Pacific Stratus Energy Ltd., Warrants (July 2008)		748,000	3,693,027	*
Silverwing Energy, Inc., Warrants (February 2008)		1,075,000	148,982	*
Trident Resources Corp., Warrants (March 2013) (RS)		80,000	0	*
Tyner Resources Ltd., Warrants (May 2007)		425,000	0	*
			5,870,824

Platinum Group Metals 0.06%
Eastern Platinum Ltd., Warrants (April 2008)		200,500	133,725	*
Eastern Platinum Ltd., Warrants (March 2009)		900,000	584,669	*
			718,394

Silver Mining 1.69%
Silver Wheaton Corp., Warrants (August 2009)		6,820,920	8,862,174	*
Silver Wheaton Corp., Warrants (November 2009)		4,275,720	4,962,724	*
Silver Wheaton Corp., Warrants (December 2010)		1,348,440	6,015,129	*
			19,840,027

Sugar/Ethanol 0.08%
Infinity Bio-Energy Ltd., Warrants (May 2010)		1,374,800	934,864	*

Total Warrants			78,175,919
(cost $55,678,437)

SPECIAL WARRANTS 0.00%

Platinum Group Metals 0.00%
African Minerals, Special Warrants (RS)
(cost $75,000)		12,500	42,000	*

UNITS 1.34%

Coal 0.41%
Coalcorp Mining, Inc., Units (RS)		8,050,000	4,741,447	*

Gold Mining 0.16%
Peak Gold Ltd., Units		2,779,000	1,910,594	*

Oil & Gas Exploration & Production - Junior 0.77%
Royalite Petroleum Co., Inc., Units (RS)		2,233,333	9,033,232	* +

Total Units			15,685,273
(cost $9,048,862)

PURCHASED OPTIONS 2.11%		Contracts

Exchange-Traded Fund 0.22%
Energy Select, Strike Price 57, Call, Expiration Jan. 2009
(premium $2,219,525)		2,500	2,600,000

Gold Mining 0.41%
Crystallex International Corp., Strike Price 2.50, Call,
Expiration Jan. 2008 (premium $507,172)		3,375	590,625
Crystallex International Corp., Strike Price 2.50, Call,
Expiration Jan. 2009 (premium $441,900)		2,500	550,000
Gold Fields Ltd., Strike Price 12.50, Call, Expiration
Jan. 2008 (premium $273,200)		400	264,000
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $763,587)		1,175	716,750
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $1,433,728)		1,732	1,350,960
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2008
(premium $480,275)		1,175	364,250
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2009
(premium $1,090,071)		1,707	904,710
			4,741,295

Oil & Gas - Integrated 0.30%
Suncor Energy, Inc., Strike Price 75, Call, Expiration
Jan. 2008 (premium $4,029,585)		2,435	2,459,350
Suncor Energy, Inc., Strike Price 80, Call, Expiration
Jan. 2008 (premium $2,176,285)		1,445	1,083,750
			3,543,100

Oil & Gas Drilling 0.26%
Ensco International, Inc., Strike Price 55, Call, Jan. 2008
(premium $1,486,000)		2,000	1,440,000
GlobalSantaFe Corp., Strike Price 65, Call, Expiration
Jan. 2008 (premium $1,956,760)		3,000	1,590,000
			3,030,000

Oil & Gas Equipment & Services 0.12%
Weatherford International Ltd., Strike Price 40, Call,
Expiration Jan. 2008 (premium $1,390,700)		1,500	1,335,000

Oil & Gas Exploration & Production - Junior 0.28%
Delta Petroleum Corp., Strike Price 25, Call, Expiration
Jan. 2009 (premium $2,399,180)		4,000	2,320,000
Newfield Exploration Co., Strike Price 40, Call, Expiration
Jan. 2009 (premium $993,000)		1,000	1,000,000
			3,320,000
Oil & Gas Refining & Marketing 0.22%
Valero Energy, Strike Price 60, Call, Expiration Jan. 2009
(premium $2,093,385)		1,815	2,613,600

Uranium 0.30%
Cameco Corp., Strike Price 35, Call, Expiration Jan. 2008
(premium $1,402,920)		1,800	1,638,000
Cameco Corp., Strike Price 40, Call, Expiration Jan. 2009
(premium $1,692,700)		2,000	1,890,000
			3,528,000

Total Purchased Options			24,710,995
(cost $26,829,973)

		Principal
NOTE 0.55%		Amount

Oil & Gas Exploration & Production - Junior 0.55%
Pacific Stratus Energy Ltd., 13.00%, maturity 6/14/11
(cost $6,785,196)	CAD	$7,480,000	6,478,995

NOTE UNIT 0.26%

Coal 0.26%
Coalcorp Mining, Inc., 12.00%, maturity 8/31/11
(cost $2,999,000)		2,999,000	3,073,825

RIGHT 0.01%		Shares

Gold Mining 0.01%
Chesapeake Gold Corp., Series 1, Class A (RS)
(cost $303,553)		19,235	173,273	*

Total Securities			1,042,125,418
(cost $872,732,744)

		Principal
REPURCHASE AGREEMENT 9.95%		Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/30/07, 5.15%, due 04/02/07, repurchase price
$116,647,500, collateralized by U.S. Treasury securities
held in a joint tri-party account
(cost $116,597,460)		$116,597,460	116,597,460

Total Investments 98.88%			1,158,722,878
(cost $989,330,204)
Other assets and liabilities, net 1.12%			13,060,630

NET ASSETS 100%			$1,171,783,508

		Shares Subject
CALL OPTIONS WRITTEN		To Call	Value

Gammon Lake Resources, Inc., Strike Price 15, Expiration
June 2007		2,500	$8,250
Northern Dynasty Minerals Ltd., Strike Price 10, Expiration
May 2007		50,000	92,500
Northern Dynasty Minerals Ltd., Strike Price 12.50,
Expiration Aug. 2007		50,000	75,000
Schlumberger Ltd., Strike Price 75, Expiration Aug. 2007		10,000	28,000
Teck Cominco Ltd., Strike Price 70, Expiration May 2007		50,000	175,000
Tesoro Corp., Strike Price 90, Expiration May 2007		40,000	508,800

Total Call Options Written			$887,550
(premiums received $415,382)

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)			March 31, 2007

COMMON STOCKS 58.09%		Shares	Value

Data Processing & Software 0.13%
Stockgroup Information Systems, Inc.		1,096,000	$1,271,360	*

Diamond Mining & Exploration 1.07%
Aber Diamond Corp.		87,000	3,244,132
Diagem, Inc.		3,194,500	290,535	*
Diamond Fields International Ltd.		1,812,000	282,512	*
Diamonds North Resources Ltd.		2,884,400	2,173,606	* +
Metalex Ventures Ltd.		116,000	46,219	*
Rockwell Ventures, Inc.		95,500	46,323	*
Rockwell Ventures, Inc., 144A		2,575,000	1,249,026	*
Shore Gold, Inc.		340,000	2,229,363	*
Tahera Diamond Corp.		160,000	145,518	*
Vaaldiam Resources Ltd.		1,080,999	786,522	*
			10,493,756

Financial Services 0.88%
CI Financial Income Fund		70,000	1,673,452
GMP Capital Trust		292,800	5,457,822
Jovian Capital Corp.		1,936,100	1,509,303	*
			8,640,577

Gold/Mineral Exploration & Development 17.42%
African Gold Group, Inc.		500,000	645,301	*
Africo Resources Ltd.		22,227	71,234	*
Alexis Minerals Corp.		85,000	69,207	*
Amarc Resources Ltd.		630,045	311,066	*
Amerix Precious Metals Corp.		615,275	146,557	*
Andina Minerals, Inc.		427,600	1,196,317	*
Arizona Star Resources Corp.		672,900	7,985,041	*
Atikwa Minerals Corp.		2,774,333	180,230	* +
AuEx Ventures, Inc.		90,000	149,675	*
Aurelian Resources, Inc.		76,550	2,021,000	*
Bendigo Mining NL		1,800,000	582,588	*
Bolnisi Gold NL		1,250,000	2,993,855	*
Candente Resource Corp.		260,000	297,272	*
Carnavale Resources Ltd.		458,000	122,295	*
Carpathian Gold, Inc.		880,300	838,744	*
Central African Gold plc		8,150,000	1,683,988	*
Central African Mining & Exploration Co., plc		2,500,000	3,025,569	*
Chesapeake Gold Corp.		646,949	3,821,734	*
Continental Minerals Corp.		760,053	1,257,431	*
Continental Precious Minerals, Inc.		165,000	346,028	*
Coral Gold Resources Ltd.		67,100	168,549	*
Corona Gold Ltd.		812,500	6,574	*
DRDGOLD Ltd., Sponsored ADR		25,000	16,750	*
Dumont Nickel, Inc.		2,170,000	197,358	*
Eastmain Resources, Inc.		493,000	328,809	*
ECU Silver Mining, Inc.		1,061,300	2,298,181	*
Erdene Gold, Inc.		664,300	627,187	*
European Minerals Corp.		2,271,800	2,302,301	*
EXMIN Resources, Inc.		1,020,000	565,440	*
EXMIN Resources, Inc., 144A		1,000,000	554,353	*
Farallon Resources Ltd.		2,306,500	1,178,722	*
First Point Minerals Corp.		1,919,000	241,018	*
Fortress Minerals Corp.		494,400	406,825	*
Frontier Pacific Mining Corp.		1,417,500	1,006,799	*
Gabriel Resources Ltd.		1,223,800	4,558,112	*
GBS Gold International, Inc.		1,698,450	4,575,296	*
Gold Summit Corp.		333,000	41,824	*
Golden China Resources Corp.		434,000	251,867	*
Golden China Resources Corp., 144A (RS)		900,000	496,189	*
Golden Odyssey Mining, Inc.		1,600,000	388,047	* +
Grandview Gold, Inc.		1,382,000	562,616	* +
Great Basin Gold Ltd.		1,561,000	3,136,873	*
Greystar Resources Ltd.		348,200	2,714,422	*
Guyana Goldfields, Inc.		122,000	1,028,203	*
Inca Pacific Resources, Inc.		206,700	182,619	*
Ivanhoe Mines Ltd.		1,612,500	18,855,537	* ^
Kings Minerals NL		11,900,000	5,632,897	*
Lake Shore Gold Corp.		609,000	1,070,827	*
Latitude Resources plc		2,970,000	226,475	*
Laurion Mineral Exploration, Inc.		189,000	21,691	*
Leyshon Resources Ltd.		2,321,000	1,187,519	*
Linear Gold Corp.		1,165,300	4,390,693	*
Medoro Resources Ltd.		580,142	291,453	*
Metallic Ventures Gold, Inc.		1,312,800	2,513,026	*
Metallica Resources, Inc.		480,900	2,465,940	*
Mindoro Resources Ltd		59,500	36,592	*
Minefinders Corp., Ltd.		872,500	10,323,387	*
Mirasol Resources Ltd.		120,000	115,375	*
Moss Lake Gold Mines Ltd.		2,985,500	749,931	* +
Moto Goldmines Ltd.		1,788,140	7,604,822	*
Moydow Mines International, Inc.		344,000	74,491	*
Northern Dynasty Minerals Ltd.		889,150	10,012,083	*
Northern Dynasty Minerals Ltd., 144A		250,000	2,815,071	*
Oceana Gold Ltd.		1,500,000	904,225	*
Odyssey Resources Ltd.		2,332,000	282,789	*
Olympus Pacific Minerals, Inc.		1,467,000	749,701	*
Orezone Resources, Inc.		4,100	8,417	*
Oxus Gold plc		242,500	221,900	*
Pacific North West Capital Corp.		1,714,466	527,185	*
Pacific Rim Mining Corp.		5,127,600	5,538,388	*
Palmarejo Silver and Gold Corp.		15,000	114,985	*
Paragon Minerals Corp.		34,649	24,310	*
Perseverance Corp., Ltd.		528,887	158,341	*
Planet Exploration, Inc.		846,000	293,114	*
Platte River Gold U.S., Inc. (RS)		773,500	2,320,500	*
Premier Gold Mines Ltd.		390,500	727,220	*
QGX Ltd.		999,000	2,422,867	*
Radius Gold, Inc.		1,549,700	751,695	*
Reunion Gold Corp.		1,849,400	2,915,468	*
Romarco Minerals, Inc.		7,866,853	1,567,238	* +
Rubicon Minerals Corp.		169,600	223,293	*
Rusoro Mining Ltd.		146,000	424,911	*
Rusoro Mining Ltd., 144A		1,120,000	3,259,593	*
San Anton Resource Corp.		1,103,500	1,816,067	*
Simberi Mining Corp.		100,000	7,362	*
Solitario Resources Corp.		853,300	3,459,025	*
Southwestern Resources Corp.		27,000	185,456	*
St. Andrew Goldfields Ltd.		807,549	951,292	*
Stratagold Corp.		2,518,900	1,658,176	*
Strongbow Exploration, Inc.		826,500	558,398	*
Tenke Mining Corp.		261,000	4,024,080	*
Terrane Metals Corp.		2,236,000	1,355,738	*
Terrane Metals Corp., 144A		951,000	576,613	*
TLC Ventures Corp.		2,321,700	1,608,800	*
Vedron Gold, Inc.		5,310,010	2,621,659	* +
Verena Minerals Corp.		1,699,000	735,816	*
Victoria Resources Corp.		150,000	113,036	*
Virginia Gold Mines, Inc.		484,800	2,246,583	*
Wesdome Gold Mines Ltd.		384,000	582,070	*
West Timmins Mining, Inc.		690,000	376,527	*
X-Cal Resources Ltd.		4,151,500	1,168,677	*
			171,449,391

Gold/Mineral Royalty Companies 0.56%
Aberdeen International, Inc.		2,254,000	1,708,315	* +
International Royalty Corp.		610,750	3,570,864
Royal Gold, Inc.		7,500	225,750
			5,504,929

Intermediate & Junior Gold Producers 23.01%
Agnico-Eagle Mines Ltd.		30,000	1,062,600
Alamos Gold, Inc.		1,727,790	10,999,789	*
Aurizon Mines Ltd.		402,100	1,410,572	*
Avnel Gold Mining Ltd.		1,900	922	*
Century Mining Corp.		2,810,059	2,312,305	*
Crystallex International Corp.		865,435	3,199,107	*
Eldorado Gold Corp.		470,000	2,747,943	*
Emperor Mines Ltd.		1,030,000	100,011	*
Gammon Lake Resources, Inc.		1,338,923	23,542,778	* ^
Glencairn Gold Corp.		3,223,000	1,675,011	*
Golden Star Resources Ltd.		535,000	2,353,873	*
High River Gold Mines Ltd.		2,266,400	4,220,667	*
Jaguar Mining, Inc.		920,878	4,921,452	*
Kingsgate Consolidated Ltd.		750,020	2,882,673
Meridian Gold, Inc.		1,285,180	32,811,083	* ^
Nevada Pacific Gold Ltd.		5,000	4,764	*
Nevsun Resources Ltd.		119,000	250,472	*
Northern Orion Resources, Inc.		7,122,460	28,502,239	*
Northgate Minerals Corp.		2,716,039	9,571,906	*
Randgold Resources Ltd., ADR		1,924,334	46,010,826
Red Back Mining, Inc.		1,413,700	5,583,778	*
Resolute Mining Ltd.		1,500,000	1,674,940	*
Revett Minerals, Inc.		2,573,900	2,519,278	*
Silvercorp Metals, Inc.		1,345,940	21,567,683	*
Sino Gold Ltd.		1,000,000	5,065,279	*
TVI Pacific, Inc.		11,830,856	1,690,854	*
U.S. Gold Corp.		1,424,706	5,919,877	*
Yamana Gold, Inc.		264,000	3,816,509	^
			226,419,191

Metal & Mineral Mining & Exploration 3.74%
Amerigo Resources Ltd.		1,960,200	4,159,801
AMT International Mining Corp.		1,000,000	14,725	*
Baja Mining Corp.		1,172,400	1,381,086	*
Blue Pearl Mining Ltd.		200,000	2,110,004	*
Breakwater Resources Ltd.		450,000	728,887	*
Caledon Resources plc		4,075,500	2,786,940	*
Coalcorp Mining, Inc.		406,500	218,302	*
Corriente Resources, Inc.		614,000	1,781,637	*
Dia Bras Exploration, Inc.		1,236,300	1,177,939	*
European Nickel plc		388,000	427,574	*
Herald Resources Ltd.		1,000,000	865,790	*
HudBay Minerals, Inc.		47,000	828,047	*
Impact Silver Corp.		15,000	23,647	*
International Molybdenum plc		957,000	268,361	*
Investika Ltd.		231,000	834,142	*
JNR Resources, Inc.		470,000	1,689,476	*
Linear Metals Corp.		778,010	943,451	*
Lundin Mining Corp.		534,135	5,945,115	*
North American Tungsten Corp., Ltd.		1,155,000	1,280,554	*
Paladin Resources Ltd.		54,539	429,387	*
Peru Copper Corp.		346,975	1,427,571	*
Red Hill Energy, Inc.		165,000	135,773	*
Stingray Resources, Inc.		477,200	504,273	*
Taseko Mines Ltd.		410,000	1,072,499	*
Toledo Mining Corp. plc		337,200	1,217,631	*
Uranium North Resources Corp.		447,201	460,952	*
Wallbridge Mining Co., Ltd.		1,275,500	491,639	*
Western Copper Corp.		30,000	61,585	*
Western Prospector Group Ltd.		850,000	3,497,185	*
Zimasco Consolidated Enterprises Ltd. (RS)		192,500	42,350	*
			36,806,323

Oil & Gas Exploration & Production - Junior 0.11%
Big Sky Energy Corp.		2,528,750	910,350	*
Big Sky Energy Corp. (RS)		500,000	171,070	*
			1,081,420

Oil & Gas Extraction 0.28%
Choice Resources Corp.		620,500	333,227	*
Pacific Stratus Energy Ltd.		291,800	2,451,676	*
			2,784,903
Platinum Group Metals 4.54%
Anooraq Resources Corp.		3,420,400	5,191,794	*
Aquarius Platinum Ltd.		110,045	3,641,855
Beartooth Platinum Corp.		4,299,500	391,033	*
Eastern Platinum Ltd.		17,523,925	31,268,329	*
Osmium Holdings S.A. (RS)		891	89,100	*
Platinum Group Metals Ltd.		479,400	1,258,191	*
Ridge Mining plc		1,625,000	2,893,969	*
			44,734,271

Senior Gold Producers 6.35%
Barrick Gold Corp.		94,574	2,700,088
Freeport-McMoRan Copper & Gold, Inc., Class B		283,300	18,751,627	^
Gold Fields Ltd.		240,000	4,449,652
Gold Fields Ltd., Sponsored ADR		1,128,980	20,863,550
Goldcorp, Inc.		2,475	59,459
Harmony Gold Mining Co., Ltd., Sponsored ADR		162,900	2,264,310	* ^
Kinross Gold Corp.		7,115	98,116	*
Lihir Gold Ltd.		850,000	2,242,154	*
Newmont Mining Corp.		108,280	4,546,677
Polyus Gold Co., ADR		135,162	6,501,292	*
			62,476,925

Total Common Stocks			571,663,046
(cost $421,370,253)

EXCHANGE-TRADED FUNDS 2.97%

iShares Silver Trust		25,000	3,338,000	*
Market Vectors Gold Miners ETF		54,000	2,136,780
streetTRACKS Gold Trust		362,060	23,801,824	*

Total Exchange-Traded Funds			29,276,604
(cost $27,958,232)

WARRANTS 21.11%

Diamond Mining & Exploration 0.00%
Rockwell Ventures, Inc., Warrants (November 2008)		2,575,000	0	*
SouthernEra Diamonds, Inc., Warrants (November 2008)		100,000	3,898	*
			3,898
Gold/Mineral Exploration & Development 1.31%
Chesapeake Gold Corp., Warrants (February 2012)		273,774	521,700	*
European Minerals Corp., Warrants (December 2008)		2,445,200	1,027,217	*
European Minerals Corp., Warrants (April 2010)		2,589,000	1,121,265	*
European Minerals Corp., Warrants (March 2011)		3,606,000	1,280,606	*
Golden China Resources Corp., 144A, Warrants
(December 2007) (RS)		900,000	0	*
Grandview Gold, Inc., Warrants (July 2009)		350,000	0	*
Metallic Ventures Gold, Inc., Warrants (March 2009)		679,500	264,855	*
Metallica Resources, Inc., Warrants (December 2008)		1,909,600	4,846,364	*
Moto Goldmines Ltd., Warrants (August 2007)		137,500	197,705	*
NovaGold Resources, Inc., Warrants (January 2008)		85,800	587,111	*
NovaGold Resources, Inc., Warrants (October 2008)		215,700	2,411,094	*
Platte River Gold U.S., Inc., Warrants (March 2009) (RS)		195,000	195,000	*
Romarco Minerals, Inc., Warrants (September 2007)		5,682,353	98,438	*
Rusoro Mining Ltd., Warrants (November 2011)		600,000	0	*
San Anton Resource Corp., Warrants (December 2007)		520,000	315,288	*
Terrane Metals Corp., Warrants (July 2008)		200,000	0	*
Terrane Metals Corp., Warrants (November 2008)		475,500	0	*
TLC Ventures Corp., Warrants (January 2008)		200,000	0	*
Vedron Gold, Inc., Warrants (June 2007)		425,000	0	*
			12,866,643

Gold/Mineral Royalty Companies 0.00%
Aberdeen International, Inc., Warrants (December 2007)		1,000,000	0	*

Intermediate & Junior Gold Producers 7.98%
Agnico Eagle Mines Ltd., Warrants (November 2007)		1,166,720	21,170,094	*
Avnel Gold Mining Ltd., Warrants (June 2010)		14,000	7,276	*
Glencairn Gold Corp., Warrants (November 2008)		1,486,800	167,418	*
IAMGOLD Corp., Warrants (August 2008)		3,519,765	3,841,407	*
Nevsun Resources Ltd., Warrants (June 2008)		312,880	184,286	*
Nevsun Resources Ltd., Warrants (October 2008)		39,600	24,010	*
Northern Orion Resources, Inc., Warrants (May 2008)		5,594,890	13,666,167	*
Northern Orion Resources, Inc., Warrants (February 2010)		3,291,848	3,279,017	*
Red Back Mining, Inc., Warrants (July 2007)		150,000	332,612	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)		1,216,850	1,054,006	*
Yamana Gold, Inc., Warrants (November 2008)		5,236,920	34,791,838	*
			78,518,131

Metal & Mineral Mining 4.01%
Baja Mining Corp., Warrants (April 2008)		527,750	50,284	*
Baja Mining Corp., Warrants (April 2009)		1,060,690	891,182	*
Blue Pearl Mining Ltd., Warrants (October 2011)		141,100	843,300	*
Breakwater Resources Ltd., Warrants (January 2009)		1,108,450	950,512	*
Coalcorp Mining, Inc., Warrants (February 2011)		353,000	61,152	*
Denison Mines Corp., Warrants (March 2011)		1,000	17,540	*
International Molybdenum plc, Warrants (July 2010)		175,000	9,470	*
Katanga Mining Ltd., Warrants (November 2011)		2,000	12,126	*
Minco Silver Corp., Warrants (May 2008)		1,500	1,039	*
Silver Wheaton Corp., Warrants (August 2009)		12,480,140	16,214,994	*
Silver Wheaton Corp., Warrants (November 2009)		6,769,200	7,856,845	*
Silver Wheaton Corp., Warrants (December 2010)		2,821,820	12,587,590	*
			39,496,034
Oil & Gas Exploration & Production - Junior 0.00%
Bankers Petroleum Ltd., Warrants (November 2009)		33,000	5,860	*

Oil & Gas Extraction 0.05%
Pacific Stratus Energy Ltd., Warrants (July 2007)		85,000	493,287	*

Platinum Group Metals 0.12%
Eastern Platinum Ltd., Warrants (April 2008)		1,249,200	833,161	*
Eastern Platinum Ltd., Warrants (March 2009)		588,000	381,984	*
			1,215,145
Senior Gold Producers 7.64%
Goldcorp, Inc., Warrants (June 2011)		4,297,208	48,000,964	*
Kinross Gold Corp., Warrants (October 2007)		4,519,620	20,670,068	*
Kinross Gold Corp., Warrants (December 2007)		4,486,000	3,186,245	*
Kinross Gold Corp., Warrants (September 2011)		1,392,120	3,303,949	*
			75,161,226

Total Warrants			207,760,224
(cost $168,775,650)

SPECIAL WARRANTS 0.04%

Gold/Mineral Exploration & Development 0.04%
African Minerals, Special Warrants (RS)		112,500	378,000	*
Western Exploration & Development Ltd., 144A,
Special Warrants (RS)		600,000	0	*

Total Special Warrants			378,000
(cost $975,000)

UNITS 0.85%

Gold/Mineral Exploration & Development 0.85%
Hainan Mining Corp., Units (RS)		1,705,000	1,342,074	*
Mindoro Resources Ltd., 144A, Units (RS)		1,500,000	877,003	*
Peak Gold Ltd., Units		8,147,000	5,601,960	*
Platte River Gold U.S., Inc., Units (RS)		175,000	525,000	*

Total Units			8,346,037
(cost $8,311,756)

PURCHASED OPTIONS 1.83%		Contracts

Intermediate & Junior Gold Producers 0.25%
Agnico-Eagle Mines Ltd., Strike 30, Put, Expiration
Jan. 2008 (premium $156,880)		640	140,800
Agnico-Eagle Mines Ltd., Strike 35, Put, Expiration
Jan. 2008 (premium $222,880)		560	235,200
Crystallex International Corp., Strike Price 2.50, Call,
Expiration Jan. 2008 (premium $541,405)		3,605	630,875
Crystallex International Corp., Strike Price 2.50, Call,
Expiration Jan. 2009 (premium $493,750)		2,775	610,500
Crystallex International Corp., Strike Price 5, Call,
Expiration Jan. 2008 (premium $27,250)		350	28,000
Gammon Lake Resources, Inc., Strike Price 12.50, Call,
Expiration June 2007 (premium $492,310)		1,500	810,000
			2,455,375

Senior Gold Producers 1.58%
Barrick Gold Corp., Strike Price 20, Call, Expiration
Jan. 2008 (premium $1,572,352)		1,294	1,216,360
Barrick Gold Corp., Strike Price 20, Call, Expiration
Jan. 2009 (premium $1,569,037)		1,234	1,301,870
Barrick Gold Corp., Strike Price 25, Call, Expiration
Jan. 2008 (premium $881,401)		1,089	609,840
Barrick Gold Corp., Strike Price 25, Call, Expiration
Jan. 2009 (premium $1,072,594)		1,159	836,798
Gold Fields Ltd., Strike Price 12.50, Call, Expiration
Jan. 2008 (premium $1,320,086)		1,881	1,241,460
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $2,195,327)		2,987	1,822,070
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $2,110,835)		2,109	1,645,020
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2008
(premium $1,949,821)		3,931	1,218,610
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2009
(premium $1,598,736)		2,118	1,122,540
Goldcorp, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $1,620,777)		2,325	813,750
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call,
Expiration Jan. 2008 (premium $368,934)		960	280,800
Harmony Gold Mining Co., Ltd., Strike Price 17.50, Call,
Expiration Jan. 2008 (premium $191,287)		1,252	125,200
Newmont Mining Corp., Strike Price 40, Call, Expiration
Jan. 2008 (premium $530,314)		609	365,400
Newmont Mining Corp., Strike Price 50, Call, Expiration
Jan. 2008 (premium $1,999,343)		2,624	472,320
Newmont Mining Corp., Strike Price 60, Call, Expiration
Jan. 2008 (premium $1,273,394)		2,754	123,930
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 120, Put, Expiration June 2007 (premium $1,495,597)		4,848	775,680
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 120, Put, Expiration Sept. 2007 (premium $668,825)		1,275	459,000
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 125, Put, Expiration June 2007 (premium $522,370)		890	233,625
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 130, Put, Expiration Sept. 2007 (premium $941,765)		1,375	921,250
			15,585,523

Total Purchased Options			18,040,898
(cost $25,817,270)

RIGHT 0.05%		Shares

Gold/Mineral Exploration & Development 0.05%
Chesapeake Gold Corp., Series 1, Class A (RS)
(cost $821,856)		54,754	493,236

Total Securities			835,958,045
(cost $654,030,017)

		Principal
REPURCHASE AGREEMENT 15.91%		Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/30/07, 5.15%, due 04/02/07, repurchase price
$156,634,954, collateralized by U.S. Treasury securities
held in a joint tri-party account
(cost $156,567,760)		$156,567,760	156,567,760

Total Investments 100.85%			992,525,805
(cost $810,597,777)
Other assets and liabilities, net (0.85)%			(8,390,816)

NET ASSETS 100%			$984,134,989

		Shares Subject
CALL OPTIONS WRITTEN		To Call	Value

Freeport-McMoRan Copper & Gold, Inc., Strike Price 50,
Expiration May 2007		83,000	$1,369,500
Gammon Lake Resources, Inc., Strike Price 15, Expiration
June 2007		17,500	57,750
Harmony Gold Mining Co., Ltd., Strike Price 15, Expiration
Aug. 2007		24,000	25,200
Ivanhoe Mines Ltd., Strike Price 7.50, Expiration June 2007		86,000	352,600
Meridian Gold, Inc., Strike Price 22.50, Expiration July 2007		140,000	588,000
Yamana Gold, Inc., Strike Price 10, Expiration July 2007		264,000	1,214,400

Total Call Options Written			$3,607,450
(premiums received $2,435,432)

See notes to portfolios of investments.

GOLD SHARES FUND
Portfolio of Investments (unaudited)			March 31, 2007

COMMON STOCKS 47.22%		Shares	Value

Diamond Mining & Exploration 0.38%
Aber Diamond Corp.		22,000	$820,355
Diamond Fields International Ltd.		108,000	16,838	*
			837,193

Financial Services 0.41%
GMP Capital Trust		49,200	917,093

Gold Mining 44.15%
Agnico-Eagle Mines Ltd.		50,000	1,771,000
Alamos Gold, Inc.		1,058,960	6,741,755	*
Barrick Gold Corp.		27,429	783,098
Centerra Gold, Inc.		113,700	1,041,963	*
Century Mining Corp.		529,512	435,718	*
Crystallex International Corp.		73,065	269,375	*
DRDGOLD Ltd., Sponsored ADR		100,000	67,000	*
Eldorado Gold Corp.		224,100	1,310,243	*
Freeport-McMoRan Copper & Gold, Inc., Class B		162,700	10,769,113	^
Gammon Lake Resources, Inc.		355,050	6,243,408	* ^
GBS Gold International, Inc.		131,600	354,505	*
Glencairn Gold Corp.		177,000	91,988	*
Gold Fields Ltd.		95,000	1,761,321
Gold Fields Ltd., Sponsored ADR		439,620	8,124,178
Goldcorp, Inc.		65	1,552
Golden Star Resources Ltd.		130,000	572,000	*
Harmony Gold Mining Co., Ltd., Sponsored ADR		255,100	3,545,890	* ^
High River Gold Mines Ltd.		1,139,400	2,121,880	*
Ivanhoe Mines Ltd.		431,600	5,046,860	* ^
Jaguar Mining, Inc.		171,759	917,933	*
Kingsgate Consolidated Ltd.		380,000	1,460,516
Kinross Gold Corp.		1,778	24,519	*
Lihir Gold Ltd.		500,000	1,318,914	*
Meridian Gold, Inc.		567,020	14,476,201	* ^
Nevsun Resources Ltd.		2,000	4,210	*
Newmont Mining Corp.		57,070	2,396,369
Northern Orion Resources, Inc.		1,845,895	7,386,808	*
Northgate Minerals Corp.		866,925	3,054,990	*
Polyus Gold Co., ADR		62,500	3,006,250	*
Randgold Resources Ltd., ADR		444,600	10,630,386
Red Back Mining, Inc.		60,000	236,986	*
Sino Gold Ltd.		300,000	1,519,584	*
Yamana Gold, Inc.		66,000	954,127	* ^
			98,440,640

Gold Royalty Companies 0.88%
Aberdeen International, Inc.		2,250	1,705	*
Royal Gold, Inc.		65,500	1,971,550
			1,973,255
Metal & Mineral Mining 1.40%
Eastern Platinum Ltd.		1,460,000	2,605,110	*
Lundin Mining Corp.		46,290	515,224	*
			3,120,334

Total Common Stocks			105,288,515
(cost $90,426,725)

EXCHANGE-TRADED FUNDS 5.04%

Market Vectors Gold Miners ETF		12,000	474,840
streetTRACKS Gold Trust		163,640	10,757,694	*

Total Exchange-Traded Funds			11,232,534
(cost $10,655,840)

WARRANTS 21.23%

Gold Mining 19.34%
Agnico-Eagle Mines Ltd., Warrants (November 2007)		353,880	6,422,922	*
Glencairn Gold Corp., Warrants (November 2008)		88,500	9,965	*
Goldcorp, Inc., Warrants (June 2011)		1,070,094	11,956,875	*
IAMGOLD Corp., Warrants (August 2008)		709,195	774,002	*
Kinross Gold Corp., Warrants (October 2007)		2,147,290	9,820,434	*
Kinross Gold Corp., Warrants (December 2007)		2,115,000	1,502,209	*
Kinross Gold Corp., Warrants (September 2011)		548,280	1,301,245	*
Nevsun Resources Ltd., Warrants (June 2008)		64,120	37,767	*
Nevsun Resources Ltd., Warrants (October 2008)		4,600	2,789	*
Northern Orion Resources, Inc., Warrants (May 2008)		1,283,960	3,136,221	*
Northern Orion Resources, Inc., Warrants (February 2010)		461,712	459,912	*
Rio Narcea Gold Mines, Warrants (September 2008)		245,450	212,603	*
Yamana Gold, Inc., Warrants (November 2008)		1,127,850	7,492,949	*
			43,129,893

Metal & Mineral Mining 1.89%
Silver Wheaton Corp., Warrants (August 2009)		1,621,240	2,106,418	*
Silver Wheaton Corp., Warrants (November 2009)		717,980	833,342	*
Silver Wheaton Corp., Warrants (December 2010)		285,640	1,274,185	*
			4,213,945

Total Warrants			47,343,838
(cost $33,715,599)

UNITS 0.63%

Gold Mining 0.63%
Peak Gold Ltd., Units
(cost $1,388,749)		2,026,000	1,393,140	*

PURCHASED OPTIONS 3.72%		Contracts

Gold Mining 3.72%
Agnico-Eagle Mines Ltd., Strike 30, Put, Expiration Jan. 2008
(premium $39,280)		160	35,200
Agnico-Eagle Mines Ltd., Strike 35, Put, Expiration Jan. 2008
(premium $55,720)		140	58,800
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2008
(premium $852,727)		721	677,740
Barrick Gold Corp., Strike Price 20, Call, Expiration Jan. 2009
(premium $1,116,226)		886	934,730
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2008
(premium $512,800)		661	370,160
Barrick Gold Corp., Strike Price 25, Call, Expiration Jan. 2009
(premium $950,632)		1,056	762,432
Crystallex International Corp., Strike Price 2.50, Call,
Expiration Jan. 2008 (premium $117,560)		785	137,375
Crystallex International Corp., Strike Price 2.50, Call,
Expiration Jan. 2009 (premium $9,750)		55	12,100
Crystallex International Corp., Strike Price 5, Call,
Expiration Jan. 2008 (premium $2,355)		35	2,800
Gammon Lake Resources, Inc., Strike Price 12.50, Call,
Expiration June 2007 (premium $169,807)		500	270,000
Gold Fields Ltd., Strike Price 12.50, Call, Expiration Jan. 2008
(premium $393,707)		614	405,240
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2008
(premium $847,524)		1,042	635,620
Goldcorp, Inc., Strike Price 20, Call, Expiration Jan. 2009
(premium $1,058,498)		1,005	783,900
Goldcorp, Inc., Strike Price 25, Call, Expiration Apr. 2007
(premium $29,865)		55	2,475
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2008
(premium $726,483)		1,342	416,020
Goldcorp, Inc., Strike Price 25, Call, Expiration Jan. 2009
(premium $703,360)		886	469,580
Goldcorp, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $494,620)		700	245,000
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call,
Expiration Jan. 2008 (premium $720,839)		1,616	472,680
Harmony Gold Mining Co., Ltd., Strike Price 17.50, Call,
Expiration Jan. 2008 (premium $501,822)		2,228	222,800
Newmont Mining Corp., Strike Price 40, Call, Expiration
Jan. 2008 (premium $795,115)		776	465,600
Newmont Mining Corp., Strike Price 50, Call, Expiration
Jan. 2008 (premium $781,393)		1,226	220,680
Newmont Mining Corp., Strike Price 60, Call, Expiration
Jan. 2008 (premium $460,624)		1,376	61,920
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 120, Put, Expiration June 2007 (premium $503,578)		1,575	252,000
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 120, Put, Expiratino Sept. 2007 (premium $151,270)		290	104,400
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 125, Put, Expiration June 2007 (premium $194,655)		285	74,813
Philadelphia Stock Exchange Gold & Silver Index, Strike
Price 130, Put, Expiration Sept. 2007 (premium $185,045)		290	194,300

Total Purchased Options			8,288,365
(cost $12,375,255)

Total Securities			173,546,392
(cost $148,562,168)

		Principal
REPURCHASE AGREEMENT 22.88%		Amount

Joint Tri-Party Repurchase Agreement, Merrill Lynch,
03/30/07, 5.15%, due 04/02/07, repurchase price
$51,045,091, collateralized by U.S. Treasury securities
held in a joint tri-party account
(cost $51,023,194)		$51,023,194	51,023,194

Total Investments 100.72%			224,569,586
(cost $199,585,362)
Other assets and liabilities, net (0.72)%			(1,592,566)

NET ASSETS 100%			$222,977,020

		Shares Subject
CALL OPTIONS WRITTEN		To Call	Value

Freeport-McMoRan Copper & Gold, Inc., Strike Price 50,		47,000	$775,500
Expiration May 2007
Gammon Lake Resources, Inc., Strike Price 15, Expiration
June 2007		5,000	16,500
Harmony Gold Mining Co., Ltd., Strike Price 15, Expiration
Aug. 2007		16,000	16,800
Ivanhoe Mines Ltd., Strike Price 7.50, Expiration June 2007		44,000	180,400
Meridian Gold, Inc., Strike Price 22.50, Expiration July 2007		60,000	252,000
Yamana Gold, Inc., Strike Price 10, Expiration July 2007		66,000	303,600

Total Call Options Written			$1,544,800
(premiums received $1,001,537)

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) March 31, 2007

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
S/R Subscription Receipt	^ Security or portion of security segregated as
GDR Global Depositary Receipt	collateral for written options

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2007.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Fair valued securities, which were primarily composed of restricted securities (see following), as a percentage of net assets at March 31, 2007, were 0.04% of China Region Opportunity, 4.19% of Global Resources, 1.48% of World Precious Minerals and 0.62% of Gold Shares.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at March 31, 2007 were:

Merrill Lynch repurchase agreement, 03/30/07, 5.15%, due 04/02/07:
Total principal amount: $474,670,638; Total repurchase price: $474,874,351
Collateral:
$485,885,000 U.S. Treasury Note, 4.125%, 08/15/08
(total collateral market value, including accrued interest, of $484,164,861)

Morgan Stanley Dean Witter repurchase agreement, 03/30/07, 5.10%, due 04/02/07:
Total principal amount: $20,000,000; Total repurchase price: $20,008,500
Collateral:
$20,593,000 U.S. Treasury Note, 3.375%, 02/15/08
    (total collateral market value, including accrued interest, of $20,400,434)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2007.

	Shares of Affiliated Companies
	June 30, 2006	Additions	Reductions	March 31, 2007
Global Resources Fund
Bounty Industries Ltd.	9,500,000	12,500,000	-	22,000,000
Coastal Energy Co. (formerly PetroWorld Corp.)	2,000,000	5,900,000	-	7,900,000	(a)
Consolidated Thompson Iron Mines Ltd. (formerly Consolidated Thompson-Lundmark Gold Mines Ltd.)	900,000	1,253,500	(153,500)	2,000,000
Exile Resources, Inc.	2,178,675	51,325	(103,500)	2,126,500
Investika Ltd.	-	741,000	-	741,000
Ivory Energy, Inc.	1,666,500	3,086,666	-	4,753,166
Pacific Stratus Energy Ltd.	747,000	127,000	(380,350)	493,650	(a)
Red Dragon Resources Corp.	3,796,000	99,000	-	3,895,000
Revett Minerals, Inc.	4,645,300	238,800	(178,900)	4,705,200
Royalite Petroleum Co., Inc.	-	2,253,333	(20,000)	2,233,333
UMC Energy plc	1,000,000	-	-	1,000,000	(a)

At March 31, 2007, the value of investments in affiliated companies was $29,254,773, representing 2.50% of net assets, and the total cost was $22,160,588. Net realized gains on transactions were $560,895, and there was no income earned for the period.

	Shares of Affiliated Companies
	June 30, 2006	Additions	Reductions	March 31, 2007
World Precious Minerals Fund
Aberdeen International, Inc.	2,207,500	46,500	-	2,254,000
Atikwa Minerals Corp.	2,288,333	486,000	-	2,774,333
Caledon Resources plc	20,290,000	200,000	(16,414,500)	4,075,500	(a) (b)
Chesapeake Gold Corp. (Formerly American Gold Capital Corp.)	1,641,900	915,949	(1,910,900)	646,949	(a)
Diamonds North Resources Ltd.	2,650,400	280,500	(46,500)	2,884,400
Golden China Resources Corp.	1,793,000	4,693,000	(5,152,000)	1,334,000	(a) (b)
Golden Odyssey Mining, Inc.	1,473,500	172,000	(45,500)	1,600,000
Grandview Gold, Inc.	1,284,000	100,500	(2,500)	1,382,000
Linear Gold Corp.	1,033,600	151,700	(20,000)	1,165,300	(a)
Moss Lake Gold Mines Ltd.	2,698,500	287,000	-	2,985,500
Romarco Minerals, Inc.	7,980,853	6,000	(120,000)	7,866,853
Vedron Gold, Inc.	5,829,501	127,500	(646,991)	5,310,010

At March 31, 2007, the value of investments in affiliated companies was $9,951,642 representing 1.01% of net assets, and the total cost was $8,895,133. Net realized gains on transactions were $346,959, and there was no income earned for the period.

(a) At March 31, 2007, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b) During the period, security was subjectto a 1-for-5 reverse stock split.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

SECURITY
	Acquisition	Cost per
China Region Opportunity Fund	Date	Share
Big Sky Energy Corp.	03/01/05	$0.50

At March 31, 2007, the total cost of restricted securities was $50,000, and the total value was $34,214, representing 0.04% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share
African Minerals, Special Warrants	07/09/03	$6.00
BA Energy, Inc.	08/11/06	$8.48
Big Sky Energy Corp.	03/01/05-08/15/05	$0.64
Chesapeake Gold Corp., Series 1, Class A, Rights	02/26/07	$15.78
Coalcorp Mining, Inc., Units	03/09/07	$0.60
Continental Minerals Corp.	02/26/07	$1.42
Continental Minerals Corp., Warrants (February 2008)	02/26/07	$0.00
Foothills Resources, Inc.	09/07/06	$1.50
Foothills Resources, Inc., Warrants (September 2011)	09/07/06	$1.50
Gran Tierra Energy, Inc.	05/31/06	$1.50
Gran Tierra Energy, Inc., Warrants (June 2011)	05/31/06	$0.00
Ivory Energy, Inc.	11/29/06	$0.66
Ivory Energy, Inc., Warrants (December 2008)	11/29/06	$0.00
Legacy Energy LLC, 144A	02/27/06	$19.00
Los Andes Copper, Ltd.	01/30/07	$0.51
Los Andes Copper, Ltd., Warrants (February 2008)	01/30/07	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Royalite Petroleum Co., Inc., Units	8/10/06 - 09/28/06	$1.05
Trident Resources Corp., Series B, Preferred Stock	06/08/06	$62.50
Trident Resources Corp., Warrants (March 2013)	06/08/06	$0.00
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At March 31, 2007, the total cost of restricted securities was $31,932,546 and the total value was $35,467,035, representing 3.03% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
African Minerals, Special Warrants	07/09/03	$6.00
Big Sky Energy Corp.	03/01/05	$0.50
Chesapeake Gold Corp., Series 1, Class A, Rights	02/26/07	$15.01
Golden China Resources Corp., 144A	12/07/06	$0.17
Golden China Resources Corp.,144A, Warrants (December 2007)	12/07/06	$0.70
Hainan Mining Corp., Units	08/31/06	$0.76
Mindoro Resources Ltd., 144A, Units	12/28/06	$0.60
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold U.S., Inc.	03/01/04-06/07/04	$1.15
Platte River Gold U.S, Inc., Warrants (March 2009)	03/01/04	$0.00
Platte River Gold U.S., Inc., Units	11/17/06	$3.00
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At March 31, 2007, the total cost of restricted securities was $8,306,160, and the total value was $6,929,522, representing 0.70% of net assets.

 Call Options Written

As of March 31, 2007, portfolio securities valued at $337,800, $9,360,375, $31,319,330, and $6,406,360 were held in escrow by the custodian as cover for call options written for the China Region Opportunity Fund, the Global Resources Fund, the World Precious Minerals Fund and the Gold Shares Fund, respectively.

Transactions in written call options during the period ended March 31, 2007, were as follows:

China Region Opportunity Fund
	Number of	Premiums
	Contracts	Received

Optinos outstanding at June 30, 2006	-	$ -
Options written	150	36,674
Options terminated in closing purchase options	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2007	150	$36,674

	Global Resources Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at June 30, 2006	-	$-
Options written	6,375	1,879,451
Options terminated in closing purchase options	(4,350)	(1,464,069)
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2007	2,025	$415,382

	World Precious Minerals Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at June 30, 2006	-	$-
Options written	13,845	4,738,521
Options terminated in closing purchase options	(7,700)	(2,303,089)
Options expired
Options exercised	-	-
Options outstanding at March 31, 2007	6,145	$2,435,432

	Gold Shares Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at June 30, 2006	-	$-
Options written	5,480	2,010,725
Options terminated in closing purchase options	(3,100)	(1,009,188)
Options expired	-	-
Options exercised	-	-
Options outstanding at March 31, 2007	2,380	$1,001,537

TAX INFORMATION

The following table presents the income tax basis of the securities owned at March 31, 2007, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$116,325,939	$ -	$ -	$ -
U.S. Government Securities Savings	450,506,104	-	-	-
Near-Term Tax Free	13,463,638	94,519	(13,912)	80,607
Tax Free	14,130,927	570,146	(2,912)	567,234
All American Equity	19,924,722	2,636,685	(418,075)	2,218,610
China Region Opportunity	66,808,918	13,533,993	(1,771,856)	11,762,137
Global Resources	989,330,204	219,368,921	(49,976,247)	169,392,674
World Precious Minerals	810,597,777	223,365,417	(41,437,389)	181,928,028
Gold Shares	199,585,362	34,800,179	(9,815,955)	24,984,224

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: May 24 ,2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: May 24, 2007

By: /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: May 24, 2007